Taxation - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential Income Tax Rate	15.00%
Reduced tax rate	12.50%
Unrecognized deferred tax assets	¥ 130	¥ 96
Cumulative tax losses	¥ 674	¥ 664
Bottom of range [Member]
Income Taxes [Line Items]
Reduced tax rate	2.50%
Cumulative tax losses expiration period	2022
Top of range [Member]
Income Taxes [Line Items]
Reduced tax rate	9.00%
Cumulative tax losses expiration period	2026
Guangzhou Kugou Computer Technology Co Ltd [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate		15.00%	15.00%
Corporate Income Tax Rate	25.00%
Beijing Kuwo
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Guangzhou Fanxing Entertainment Information Technology
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Tencent Music Entertainment Technology Shenzhen Co Ltd [Member]
Income Taxes [Line Items]
Reduced tax rate	12.50%	12.50%
Yeelion Online Network Technology Beijing Co Ltd [Member]
Income Taxes [Line Items]
Reduced tax rate	12.50%	12.50%
PRC [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate	10.00%
PRC [Member] | TME Tech Shenzhen And Yeelion Online Beijing [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate			10.00%
Hong Kong
Income Taxes [Line Items]
Applicable tax rate	16.50%